Consolidated Balance Sheets (FY) (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Consolidated Balance Sheets [Abstract]
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock authorized (in Shares)	5,000,000	5,000,000	5,000,000
Preferred stock issued (in Shares)	0	0	0
Preferred stock outstanding (in Shares)	0	0	0
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized (in Shares)	200,000,000	200,000,000	200,000,000
Common stock outstanding (in Shares)	48,599,066	48,596,817	44,827,159
Common stock issued (in Shares)	48,599,066	48,596,817	44,827,159